FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
The Company’s principal financial instruments comprise cash and cash equivalents, pledged deposits, time deposits, prepayments, other receivables and other assets, and financial liabilities included in other payables and accruals. The main purpose of these financial instruments is to raise finance for the Company’s operations. The Company has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.
The main risks arising from the Company’s financial instruments are interest rate risk, foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks and they are summarized below.
Interest rate risk
As at December 31, 2024, the Company's exposure to the risk of changes in interest rates primarily relates to the Company's Funding Advances with a floating interest rate as disclosed in note 21 to the consolidated financial statements. As at December 31, 2024, management considered that any reasonable changes in the interest rate would not have significant impact on the interest expense from the Funding Advances. Accordingly, no sensitivity analysis for interest rate risk is presented.
Foreign currency risk
The Company has transactional currency exposures. Such exposures arise from sales or purchases by operating units in currencies other than the units’ functional currencies. Approximately 8.0% in 2024, 5.0% in 2023, and 0.3% in 2022 of the Company’s sales were denominated in currencies other than the functional currencies of the operating units making the sale.
As at December 31, 2024, 2023 and 2022, the Company had no outstanding foreign currency forward exchange contract. At present, the Company does not intend to seek to hedge its exposure to foreign exchange fluctuations. However, management constantly monitors the economic situation and the Company’s foreign exchange risk profile and will consider appropriate hedging measures in the future should the need arise.
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the Euro ("EUR") and RMB exchange rate against US$, with all other variables held constant, of the Company’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	US$’000
Year ended December 31, 2024
If US$ strengthens against RMB	5	2,767
If US$ weakens against RMB	(5)	(2,767)
If US$ strengthens against EUR	5	2,686
If US$ weakens against EUR	(5)	(2,686)
Year ended December 31, 2023
If US$ strengthens against RMB	5	1,300
If US$ weakens against RMB	(5)	(1,300)
If US$ strengthens against EUR	5	(51,887)
If US$ weakens against EUR	(5)	51,887
Year ended December 31, 2022
If US$ strengthens against RMB	5	1,314
If US$ weakens against RMB	(5)	(1,314)
If US$ strengthens against EUR	5	(1,441)
If US$ weakens against EUR	(5)	1,441
Credit risk
The Company trades only with recognized and creditworthy third parties. It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis and the Company’s exposure to bad debts is not significant.
The credit risk of the Company’s other financial assets, which comprise cash and cash equivalents, pledged deposits, and other receivables, arises from default of the counterparty, with a maximum exposure equal to the carrying amounts of these instruments. Further quantitative data in respect of the Company’s exposure to credit risk arising from trade receivables and other receivables are disclosed in notes 14 and 15 to the consolidated financial statements, respectively.
Since the Company trades only with recognized and creditworthy third parties, there is no requirement for collateral. Concentrations of credit risk are managed by debtor. The Company had certain concentrations of credit risk with respect to trade receivables, which are disclosed in note 14 to the consolidated financial statements.
Liquidity risk
The Company monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers the maturity of both its financial investments and financial assets (e.g., trade receivables and other financial assets) and projected cash flows from operations.
The maturity profile of the Company’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2024
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade payables	38,594	—	38,594
Other payables	6,250	—	6,250
Collaboration interest-bearing advanced funding	—	301,196	301,196
Lease liabilities	6,061	59,990	66,051
Total	50,905	361,186	412,091

As at December 31, 2023
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade payables	30,655	—	30,655
Other payables	3,461	—	3,461
Collaboration interest-bearing advanced funding	—	281,328	281,328
Lease liabilities	4,703	60,088	64,791
Total	38,819	341,416	380,235

Note: Pursuant to the terms of the license and collaboration agreement, the collaborator may recoup the aggregate amount of Funding Advances together with interest thereon from Company’s share of pre-tax profits for the first profitable year of the collaboration program and, subject to some limitations, from milestone payments due to the Company under the Janssen Agreement. The Company’s management estimated the loan will not be recouped by the collaborator within one year.
Capital management
The primary objectives of the Company’s capital management are to safeguard the Company’s ability to continue as a going concern and to maintain a strong credit rating and healthy capital ratios in order to support its business and maximize shareholders’ value.
The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Company is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the reporting periods.
The Company monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each year were as follows:

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Total liabilities	629,608	597,238
Total assets	1,670,154	1,848,609
Gearing ratio	38%	32%